Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001750149
Registrant Name	Inhibikase Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES